FAIR VALUE MEASUREMENTS - Schedule of changes in the fair value of the PIPE derivative liability and the warrant liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants, Fair Value Adjustment Of Non-redemption Agreement Liability	Derivative, Gain (Loss) on Derivative, Net, Fair Value Adjustment of Warrants
Private Placement Warrants
FAIR VALUE MEASUREMENTS
Fair value	$ 184,594	$ 7,137,930
Change in valuation inputs or other assumptions	123,062	(6,953,336)
Fair value	307,656	184,594
Non-Redemption Agreement Liability
FAIR VALUE MEASUREMENTS
Fair value
Initial measurement as of August 1, 2023	1,881,440
Change in valuation inputs or other assumptions	(439,787)
Fair value	$ 1,441,653
PIPE Derivative Liability
FAIR VALUE MEASUREMENTS
Fair value		4,566,000
Change in valuation inputs or other assumptions		$ (4,566,000)